Marketable Debt Securities (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 900.7	$ 449.7
UNREALIZED GAINS	10.0	1.1
UNREALIZED LOSSES	0.6	0.3
FAIR VALUE	910.1	450.5
Domestic Nontaxable Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	291.9	364.9
UNREALIZED GAINS	2.6	0.8
UNREALIZED LOSSES	0.1	0.3
FAIR VALUE	294.4	365.4
Domestic Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	27.4	27.3
UNREALIZED GAINS	0.3	0.3
UNREALIZED LOSSES	0.2
FAIR VALUE	27.5	27.6
US Treasury and Government
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	1.9	2.7
FAIR VALUE	1.9	2.7
Foreign Government Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	361.2
UNREALIZED GAINS	6.0
UNREALIZED LOSSES	0.1
FAIR VALUE	367.1
Foreign Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	148.0	37.0
UNREALIZED GAINS	0.5
UNREALIZED LOSSES	0.2
FAIR VALUE	148.3	37.0
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	70.3	17.8
UNREALIZED GAINS	0.6
FAIR VALUE	$ 70.9	$ 17.8